Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Perception Capital Corp. II
Entity Central Index Key	0001844149
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1578608
Entity Address, Address Line One	315 Lake Street East
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	952
Local Phone Number	456-5300
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	6770
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	315 Lake Street East
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	952
Local Phone Number	456-5300